Intangible assets and goodwill - Acquisition of subsidiaries (Details) $ / shares in Units, $ in Thousands, ₽ in Millions			1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 27, 2022 USD ($) $ / shares	Jan. 25, 2022 item	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 09, 2021 USD ($)	Feb. 03, 2021 USD ($)	Feb. 03, 2021 RUB (₽)
Acquisition of subsidiaries in Russia
Number of game development studios acquired | item		3
Total consideration			$ 67,062						$ 67,062
Cash			55,667						55,667
Goodwill			1,836		$ 1,836				1,836	$ 1,501
Goodwill as at the dates of acquisitions			46,950						46,950	1,473
Goodwill expected to be deductible for tax purpose			0		0				0
Net loss before tax from continuing operations					$ 12,417	$ 54,828
Share Consideration			3,158						3,158
Deferred Share Consideration			$ 8,237						$ 8,237
Acquisition related costs			51
Period of purchase of office equipment (in years)			3 years
CashFlowProjectionsPeriod									3 years
Increase in recoverable amount due to change in EV/EBITDA multiple					10.00%
IncreaseInRecoverableAmountDueToReasonablyPossibleChangeInEvEbitdaMultiple					$ 1,210
Cash Generating Unit Of Lightmap Llc [Member]
Acquisition of subsidiaries in Russia
EvToEbitda							6.86%	8.03%
Impairment charge on goodwill									$ 47,494
Growth rate of revenues					26.00%
CGU
Acquisition of subsidiaries in Russia
IncreaseInRecoverableAmountDueToReasonablyPossibleChangeInEvEbitdaMultiple					$ 16,733
MX Capital Limited [Member]
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired		48.80%
Recoverable amount of the CGU			$ 0						0
Impairment charge on goodwill					$ 0				0
Increase in recoverable amount due to change in EV/EBITDA multiple					10.00%
Castcrown Ltd
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired		49.50%
Nexters Online LLC and Nexters Studio LLC [Member]
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired												100.00%	100.00%
Total consideration												$ 1,247	₽ 93
Game Positive LLC [Member]
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired											70.00%
Total consideration											$ 1
Bargain purchase on acquisition										$ 79
Gracevale Ltd
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired	100.00%	100.00%
Total consideration	$ 70,000
Cash	55,517
Share Consideration	3,158
Deferred Share Consideration	$ 8,237
Lightmap Studio
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired	100.00%	100.00%
Total consideration	$ 150
Lightmap Ltd [Member]
Acquisition of subsidiaries in Russia
Total consideration			67,062						67,062
Goodwill as at the dates of acquisitions			46,950						46,950
Recoverable amount of the CGU			9,606						$ 9,606
Pre-tax discount rate									17.30%
Lightmap Ltd [Member] | Cash Generating Unit Of Lightmap Llc [Member]
Acquisition of subsidiaries in Russia
Impairment charge on goodwill									$ 46,947
Gracevale Ltd and Lightmap LLC
Acquisition of subsidiaries in Russia
Price per share for option to acquire shares | $ / shares	$ 10.00
Period for shares ineligibility for sale on Nasdaq from the date of allotment under scenario one for option becomes exercisable	1 year
Maximum period for shares from acquisition date to repurchase outstanding consideration shares under scenario two for option becomes exercisable	2 years
Option recognized as of acquisition date			$ 13,499						$ 13,499
Unwinding discount from acquisition date to reporting date				$ 366	$ 204
Increment borrowing	3.00%